Deconsolidation of Subsidiary (Tables)	12 Months Ended
Mar. 31, 2023
Deconsolidation of Subsidiary (Tables) [Line Items]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary	Loss attributable to the Company on deconsolidation of a Subsidiary:
Fair Value Consideration receivable/received	-
Less ; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add : Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share - 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)